Dividends - Narrative (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Feb. 03, 2022 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share) | $ / shares	$ 0.3440
Dividend declared | $	$ 2,230